Rule 497(e)
                                                             File Nos. 333-01153
                                                                       811-07549


                            SCHWAB SELECT ANNUITY(R)

                          SUPPLEMENT DATED JUNE 8, 2004
                 To the Prospectus dated April 30, 2004 for the
                        Variable Annuity-1 Series Account
                 of Great-West Life & Annuity Insurance Company

In connection with changes made to the management of certain investment Portfolios as approved by the Portfolios' respective shareholders, the revisions set forth below are made to the prospectus.

On page 12, the following information regarding the advisors for the AIM Variable Insurance Funds Trust (formerly, INVESCO Variable Investment Funds, Inc.) should be added:

A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to IVIF on April 30, 2004.

On page 13, the following information should replace the current information regarding the advisors for the PIMCO Variable Insurance Trust:

PIMCO Advisors Fund Management LLC changed its name and is now "PA Fund Management LLC."

In addition, the chart on the following page should be added to your prospectus as "Appendix D--Expenses of Each Sub-Account's Underlying Portfolio," page 53. Appendix D presents information regarding the expenses of each Sub-Account's underlying Portfolio in a graphical format and does not change the information as presented in the Fee Table and Total Annual Portfolio Operating Expenses on page 8 of your prospectus or the Example as presented on page 9 of your prospectus.

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Appendix D--Expenses of Each Sub-Account's Underlying Portfolio
            (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2003)


A I M V.I. High Yield Fund (formerly INVESCO VIF High Yield Fund)
Series I Shares

Management Fees                                                0.63%
Other fees                                                     0.43%
12b-1 fees                                                     0.00%
Total Portfolio Expenses Before Fee Waivers                    1.06%
Total Fee Waivers                                              0.01%
Total Portfolio Expenses After Fee Waivers                     1.05%



Alger American Growth Portfolio - Class O Shares

Management Fees                                                 0.75%
Other fees                                                      0.10%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.85%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.85%



Alger American MidCap Growth Portfolio - Class O Shares

Management Fees                                                 0.80%
Other fees                                                      0.13%
12b-1 fees                                                      0.00%
Total Portfolio Expenses Before Fee Waivers                     0.93%
Total Fee Waivers                                               0.00%
Total Portfolio Expenses After Fee Waivers                      0.93%



AllianceBernstein VP Utility Income Portfolio - Class A Shares

Management Fees                                                0.75%
Other fees                                                     0.73%
12b-1 fees                                                     0.00%
Total Portfolio Expenses Before Fee Waivers                    1.48%
Total Fee Waivers                                              0.20%
Total Portfolio Expenses After Fee Waivers                     1.28%



American Century VP Balanced Fund - Original Class Shares

Management Fees                                                0.90%
Other fees                                                     0.00%
12b-1 fees                                                     0.00%
Total Portfolio Expenses Before Fee Waivers                    0.90%
Total Fee Waivers                                              0.00%
Total Portfolio Expenses After Fee Waivers                     0.90%



American Century VP International Fund - Original Class Shares

Management Fees                                                1.33%
Other fees                                                     0.01%
12b-1 fees                                                     0.00%
Total Portfolio Expenses Before Fee Waivers                    1.34%
Total Fee Waivers                                              0.00%
Total Portfolio Expenses After Fee Waivers                     1.34%



American Century VP Value Fund - Original Class Shares

Management Fees                                               0.95%
Other fees                                                    0.00%
12b-1 fees                                                    0.00%
Total Portfolio Expenses Before Fee Waivers                   0.95%
Total Fee Waivers                                             0.00%
Total Portfolio Expenses After Fee Waivers                    0.95%



Baron Capital Asset Fund: Insurance Shares

Management Fees                                               1.00%
Other fees                                                    0.19%
12b-1 fees                                                    0.25%
Total Portfolio Expenses Before Fee Waivers                   1.44%
Total Fee Waivers                                             0.00%
Total Portfolio Expenses After Fee Waivers                    1.44%



Delaware VIP Small Cap Value Series

Management Fees                                               0.75%
Other fees                                                    0.11%
12b-1 fees                                                    0.00%
Total Portfolio Expenses Before Fee Waivers                   0.86%
Total Fee Waivers                                             0.00%
Total Portfolio Expenses After Fee Waivers                    0.86%



Dreyfus GVIT Mid Cap Index Fund - Class II

Management Fees                                               0.40%
Other fees                                                    0.24%
12b-1 fees                                                    0.25%
Total Portfolio Expenses Before Fee Waivers                   0.89%
Total Fee Waivers                                             0.00%
Total Portfolio Expenses After Fee Waivers                    0.89%



Dreyfus Investment Portfolios Midcap Stock Portfolio - Initial Shares

Management Fees                                              0.75%
Other fees                                                   0.07%
12b-1 fees                                                   0.00%
Total Portfolio Expenses Before Fee Waivers                  0.82%
Total Fee Waivers                                            0.00%
Total Portfolio Expenses After Fee Waivers                   0.82%



Dreyfus VIF Appreciation Portfolio - Initial Shares

Management Fees                                              0.75%
Other fees                                                   0.05%
12b-1 fees                                                   0.00%
Total Portfolio Expenses Before Fee Waivers                  0.80%
Total Fee Waivers                                            0.00%
Total Portfolio Expenses After Fee Waivers                   0.80%



Dreyfus VIF Leaders Portfolio - Initial Shares

Management Fees                                             0.75%
Other fees                                                  0.07%
12b-1 fees                                                  0.00%
Total Portfolio Expenses Before Fee Waivers                 0.82%
Total Fee Waivers                                           0.00%
Total Portfolio Expenses After Fee Waivers                  0.82%



Dreyfus VIF Growth and Income Portfolio - Initial Shares

Management Fees                                             0.75%
Other fees                                                  0.07%
12b-1 fees                                                  0.00%
Total Portfolio Expenses Before Fee Waivers                 0.82%
Total Fee Waivers                                           0.00%
Total Portfolio Expenses After Fee Waivers                  0.82%



Federated American Leaders Fund II - Primary Shares

Management Fees                                             0.75%
Other fees                                                  0.35%
12b-1 fees                                                  0.00%
Total Portfolio Expenses Before Fee Waivers                 1.10%
Total Fee Waivers                                           0.25%
Total Portfolio Expenses After Fee Waivers                  0.85%



Federated Fund for U.S. Government Securities II

Management Fees                                             0.60%
Other fees                                                  0.37%
12b-1 fees                                                  0.00%
Total Portfolio Expenses Before Fee Waivers                 0.97%
Total Fee Waivers                                           0.25%
Total Portfolio Expenses After Fee Waivers                  0.72%



Federated Capital Income Fund II

Management Fees                                             0.75%
Other fees                                                  0.60%
12b-1 fees                                                  0.00%
Total Portfolio Expenses Before Fee Waivers                 1.35%
Total Fee Waivers                                           0.33%
Total Portfolio Expenses After Fee Waivers                  1.02%



INVESCO VIF-Core Equity Fund - Series I Shares

Management Fees                                             0.75%
Other fees                                                  0.38%
12b-1 fees                                                  0.00%
Total Portfolio Expenses Before Fee Waivers                 1.13%
Total Fee Waivers                                           0.00%
Total Portfolio Expenses After Fee Waivers                  1.13%



INVESCO VIF-Technology Fund - Series I Shares

Management Fees                                             0.75%
Other fees                                                  0.41%
12b-1 fees                                                  0.00%
Total Portfolio Expenses Before Fee Waivers                 1.16%
Total Fee Waivers                                           0.00%
Total Portfolio Expenses After Fee Waivers                  1.16%



Janus Aspen Series Balanced Portfolio - Institutional Shares

Management Fees                                            0.65%
Other fees                                                 0.02%
12b-1 fees                                                 0.00%
Total Portfolio Expenses Before Fee Waivers                0.67%
Total Fee Waivers                                          0.00%
Total Portfolio Expenses After Fee Waivers                 0.67%



Janus Aspen Series Flexible Income Portfolio - Institutional Shares

Management Fees                                            0.60%
Other fees                                                 0.04%
12b-1 fees                                                 0.00%
Total Portfolio Expenses Before Fee Waivers                0.64%
Total Fee Waivers                                          0.00%
Total Portfolio Expenses After Fee Waivers                 0.64%



Janus Aspen Series Growth Portfolio - Institutional Shares

Management Fees                                            0.65%
Other fees                                                 0.02%
12b-1 fees                                                 0.00%
Total Portfolio Expenses Before Fee Waivers                0.67%
Total Fee Waivers                                          0.00%
Total Portfolio Expenses After Fee Waivers                 0.67%



Janus Aspen Series Growth and Income Portfolio - Institutional Shares

Management Fees                                            0.65%
Other fees                                                 0.18%
12b-1 fees                                                 0.00%
Total Portfolio Expenses Before Fee Waivers                0.83%
Total Fee Waivers                                          0.00%
Total Portfolio Expenses After Fee Waivers                 0.83%



Janus Aspen Series International Growth Portfolio - Institutional Shares

Management Fees                                            0.65%
Other fees                                                 0.11%
12b-1 fees                                                 0.00%
Total Portfolio Expenses Before Fee Waivers                0.76%
Total Fee Waivers                                          0.00%
Total Portfolio Expenses After Fee Waivers                 0.76%



Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

Management Fees                                           0.65%
Other fees                                                0.06%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.71%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.71%



Oppenheimer Global Securities Fund/VA

Management Fees                                          0.63%
Other fees                                               0.04%
12b-1 fees                                               0.00%
Total Portfolio Expenses Before Fee Waivers              0.67%
Total Fee Waivers                                        0.00%
Total Portfolio Expenses After Fee Waivers               0.67%



PIMCO VIT High Yield Portfolio

Management Fees                                           0.25%
Other fees                                                0.35%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.60%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.60%



PIMCO VIT Low Duration Portfolio

Management Fees                                           0.25%
Other fees                                                0.25%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.50%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.50%



Prudential Series Fund Equity Class II Portfolio

Management Fees                                           0.45%
Other fees                                                0.19%
12b-1 fees                                                0.25%
Total Portfolio Expenses Before Fee Waivers               0.89%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.89%



SAFECO RST Core Equity Portfolio

Management Fees                                           0.74%
Other fees                                                0.06%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.80%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.80%



SAFECO RST Growth Opportunities Portfolio

Management Fees                                           0.74%
Other fees                                                0.06%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.80%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.80%



SAFECO RST Small-Cap Value Portfolio

Management Fees                                           0.85%
Other fees                                                0.20%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               1.05%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                1.05%



Schwab MarketTrack Growth Portfolio II

Management Fees                                           0.44%
Other fees                                                0.43%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.87%
Total Fee Waivers                                         0.37%
Total Portfolio Expenses After Fee Waivers                0.50%







Schwab Money Market Portfolio

Management Fees                                           0.38%
Other fees                                                0.06%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.44%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.44%



Schwab S&P 500 Portfolio


Management Fees                                           0.20%
Other fees                                                0.12%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.32%
Total Fee Waivers                                         0.04%
Total Portfolio Expenses After Fee Waivers                0.28%



Scudder Variable Series I  Capital Growth Portfolio - Class A Shares

Management Fees                                           0.47%
Other fees                                                0.04%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.51%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.51%



Scudder Variable Series I  Growth and Income Portfolio - Class A Shares

Management Fees                                           0.48%
Other fees                                                0.11%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.59%
Total Fee Waivers                                         0.00%
Total Portfolio Expenses After Fee Waivers                0.59%



Scudder VIT EAFE(R)Equity Index Fund - Class A Shares

Management Fees                                           0.45%
Other fees                                                0.64%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               1.09%
Total Fee Waivers                                         0.44%
Total Portfolio Expenses After Fee Waivers                0.65%



Scudder VIT Small Cap Index Fund - Class A Shares

Management Fees                                           0.35%
Other fees                                                0.26%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               0.61%
Total Fee Waivers                                         0.16%
Total Portfolio Expenses After Fee Waivers                0.45%



Strong Multi Cap Value Fund II

Management Fees                                           0.75%
Other fees                                                0.86%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               1.61%
Total Fee Waivers                                         0.48%
Total Portfolio Expenses After Fee Waivers                1.13%



Van Kampen UIF U.S. Real Estate Portfolio - Class I Shares

Management Fees                                           0.80%
Other fees                                                0.31%
12b-1 fees                                                0.00%
Total Portfolio Expenses Before Fee Waivers               1.11%
Total Fee Waivers                                         0.01%
Total Portfolio Expenses After Fee Waivers                1.10%

















                Please keep this supplement for future reference.